PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified			12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2014 Bayley & Jackson (Hong Kong) Foreign currency exchange forward contracts Buy USD ($)	Mar. 31, 2014 Bayley & Jackson (Hong Kong) Foreign currency exchange forward contracts Buy CNY	Jul. 31, 2013 Bayley & Jackson (Hong Kong) Foreign currency exchange forward contracts Buy item	Mar. 31, 2014 Bayley & Jackson (Hong Kong) Foreign currency exchange forward contracts, one Buy	Mar. 31, 2014 Bayley & Jackson (Hong Kong) Foreign currency exchange forward contracts, two Buy
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance to suppliers	$ 9,022	$ 2,191
Deferred IPO cost	3,482
Prepaid rental expense	2,226	1,511
Staff advance	2,141	939
Prepaid acquisition fees	1,705
Prepaid expenses	792	1,269
Fair value of the forward contracts	57
Other receivable	587	706
Total	20,012	6,616
Forward contracts
Number of forward contracts					2
Notional amount				20,000
Exchange rates						6.2825	6.2620
Gain from change in fair value of the forward contracts			$ 57